Voluntary Reorganization Under Chapter 11 (Tables)	12 Months Ended
Dec. 29, 2013
Schedule of Liabilities Subject to Compromise

Liabilities subject to compromise for the Predecessor Company were as follows:

Predecessor Company November 6, 2013
Accrued interest	$8,769
Lease termination liability	886
Long-term debt	1,167,450
Derivative instruments	28,440

Liabilities subject to compromise	$1,205,545

Schedule of Reorganization Items

A summary of reorganization items, for the Predecessor Company is presented in the following table:

Predecessor Company Ten Months Ended November 6, 2013
Write-off of deferred financing costs	$948
Credit agreement amendment fees	6,790
Bankruptcy fees	11,643
Net gain on reorganization adjustments	(722,796)
Net gain on fresh start adjustments	(246,243)
Adjustment to the allowed claim for derivative instruments	2,041

Reorganization items, net	$(947,617)